Loans And Borrowings - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Oct. 31, 2020	Sep. 30, 2020	Aug. 30, 2020	Dec. 31, 2019
Loans And Borrowings [Line Items]
Current borrowings	€ 4,255,000	€ 5,958,000				€ 3,045,000
Bottom of range [member]
Loans And Borrowings [Line Items]
Lessee, Operating Lease, Term of Contract	1 year
Bottom of range [member] | leases for office building [Member]
Loans And Borrowings [Line Items]
Lessee, Operating Lease, Term of Contract	1 year
Lessee, Operating Lease, Renewal Term	9 years
Top of range [member]
Loans And Borrowings [Line Items]
Lessee, Operating Lease, Term of Contract	15 years
Top of range [member] | leases for office building [Member]
Loans And Borrowings [Line Items]
Lessee, Operating Lease, Term of Contract	2 years
Lessee, Operating Lease, Renewal Term	15 years
Kinetik loan [Member]
Loans And Borrowings [Line Items]
Current borrowings				€ 10,000,000
Loans received			€ 1,402,000
HBSC Bank [Member]
Loans And Borrowings [Line Items]
Current borrowings					€ 2,396,000